SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Trucks [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Property and Equipment	5 years
Containers [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Property and Equipment	5 years
Software and Software Development Costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Property and Equipment	2 years	2 years
Software and Software Development Costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Property and Equipment	3 years	3 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Property and Equipment	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Property and Equipment	7 years	7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Property and Equipment	8 years	8 years
Waste and Recycling Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Property and Equipment	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives of Property and Equipment description	Varies by Lease	Varies by Lease